Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below provides the following information: (i) the total compensation of our CEO and the average of the total compensation of our other Named Executive Officers as reported in the Summary Compensation Table for the past five fiscal years, (ii) the compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers for the past five fiscal years, and (iii) certain Company performance measures, in each case required by SEC rules.

					Value of Initial Fixed $100 Investment Based on:
	Summary of Compensation Table for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (3)	Average Compensation Actually Paid to non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	TSR Measurement Period (Years)	Net Income ($)(7)	Actual Performance Compared to Budgeted Expectations (%)(8)

2025	7,625,974	7,440,465	2,149,875	2,133,621	168.00	224.55	5	641,882	122%

2024	6,732,410	7,725,111	2,112,628	2,286,486	159.77	144.74	4	575,867	108%

2023	6,487,854	6,841,615	1,933,388	1,990,443	124.95	104.72	3	591,298	83%

2022	6,368,096	7,630,315	1,970,575	2,185,699	148.86	94.38	2	579,150	158%

2021	5,186,313	8,145,636	1,548,976	2,097,431	137.05	116.82	1	443,079	136%
(1)The amounts shown above represent Total Compensation reported for Mr. Green for each corresponding year in the "Total" column of the Summary Compensation Table.

(2)The amounts shown above represent "compensation actually paid" to Mr. Green for each corresponding year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated Mr. Green's compensation actually paid by making certain required adjustments to Mr. Green's total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to Mr. Green during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	7,625,974	6,732,410	6,487,854	6,368,096	5,186,313

Pension Value from Summary Compensation Table	(6,399)	—	—	—	—
Grant Date Fair Value of Equity Awards Granted in Covered Year	(4,000,081)	(3,520,010)	(3,400,043)	(3,174,997)	(2,900,022)
Year-End Fair Value of Equity Awards Granted in Covered Year	4,112,350	3,643,368	4,407,402	2,958,436	2,801,782
Dividends Paid on Unvested Equity Awards	216,604	214,032	190,389	166,151	145,416
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	(526,087)	219,593	(462,099)	1,177,256	2,248,950
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	18,104	546,045	(381,888)	273,265	703,672
Prior Year-End Fair Value of Awards Forfeited During Covered Year	—	(110,327)	—	(137,892)	(40,475)
Compensation Actually Paid	7,440,465	7,725,111	6,841,615	7,630,315	8,145,636

(3)The amounts shown above represent the average of the amounts reported for the Other Named Executive Officers in the "Total" column of the Summary Compensation Table for each applicable year. The names of each Other Named Executive Officer whose compensation was included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Daniel J. Geddes, Paul H. Bracher, Jimmy Stead and Coolidge E. Rhodes, Jr., (ii) for 2024, 2023 and 2022, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Coolidge E. Rhodes, Jr., and (iii) for 2021, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Patrick B. Frost. Messrs. Salinas and Frost are former Named Executive Officers.
(4)The amounts shown above represent the average of the "compensation actually paid" to the Other Named Executive Officers, for each covered year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated the average of the compensation actually paid by making certain required adjustments to the Other Named Executive Officers’ average total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to the Other Named Executive Officers during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	2,149,875	2,112,628	1,933,388	1,970,575	1,548,976

Pension Value from Summary Compensation Table	(1,873)	—	(5,049)	—	(1,193)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(800,236)	(783,256)	(764,274)	(735,002)	(558,740)
Year-End Fair Value of Equity Awards Granted in Covered Year	822,446	810,705	990,712	684,869	539,812
Dividends Paid on Unvested Equity Awards	42,239	43,361	33,933	25,972	26,723
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	(76,073)	30,732	(145,237)	220,521	402,519
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	(2,757)	87,629	(53,030)	37,818	147,854
Prior Year-End Fair Value of Awards Forfeited During Covered Year	—	(15,313)	—	(19,054)	(8,520)
Compensation Actually Paid	2,133,621	2,286,486	1,990,443	2,185,699	2,097,431

(5)The amounts shown above represent the Company’s cumulative TSR on an assumed investment of $100 in shares of our common stock over the indicated measurement period. The cumulative TSR reported above is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the indicated measurement period by our share price at the beginning of the measurement period.

(6)The amounts shown above represent the cumulative peer group TSR on an assumed investment of $100 on December 31, 2020, weighted according to the respective peer group companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P500 Bank Index included in our Annual Report on Form 10-K.

(7)The amounts shown above represent the amount of net income reflected in our audited financial statements for the covered year.

(8)The amounts shown above representing Actual Performance Compared to Budgeted Expectations is comprised of Net Income Available to Common Shareholders compared to Budgeted Net Income Available to Common Shareholders which is a GAAP measure used by the Company. While we use numerous financial and nonfinancial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Actual Performance Compared to Budgeted Expectations is the financial performance measure that, in our reasonable best assessment, represents the most important performance measure used by us to link "compensation actually paid" to the CEO and Other Named Executive Officers, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Actual Performance Compared to Budgeted Expectations
Named Executive Officers, Footnote	The amounts shown above represent Total Compensation reported for Mr. Green for each corresponding year in the "Total" column of the Summary Compensation Table. The amounts shown above represent the average of the amounts reported for the Other Named Executive Officers in the "Total" column of the Summary Compensation Table for each applicable year. The names of each Other Named Executive Officer whose compensation was included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Daniel J. Geddes, Paul H. Bracher, Jimmy Stead and Coolidge E. Rhodes, Jr., (ii) for 2024, 2023 and 2022, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Coolidge E. Rhodes, Jr., and (iii) for 2021, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Patrick B. Frost. Messrs. Salinas and Frost are former Named Executive Officers.
PEO Total Compensation Amount	$ 7,625,974	$ 6,732,410	$ 6,487,854	$ 6,368,096	$ 5,186,313
PEO Actually Paid Compensation Amount	$ 7,440,465	7,725,111	6,841,615	7,630,315	8,145,636
Adjustment To PEO Compensation, Footnote	The amounts shown above represent "compensation actually paid" to Mr. Green for each corresponding year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated Mr. Green's compensation actually paid by making certain required adjustments to Mr. Green's total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to Mr. Green during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	7,625,974	6,732,410	6,487,854	6,368,096	5,186,313

Pension Value from Summary Compensation Table	(6,399)	—	—	—	—
Grant Date Fair Value of Equity Awards Granted in Covered Year	(4,000,081)	(3,520,010)	(3,400,043)	(3,174,997)	(2,900,022)
Year-End Fair Value of Equity Awards Granted in Covered Year	4,112,350	3,643,368	4,407,402	2,958,436	2,801,782
Dividends Paid on Unvested Equity Awards	216,604	214,032	190,389	166,151	145,416
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	(526,087)	219,593	(462,099)	1,177,256	2,248,950
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	18,104	546,045	(381,888)	273,265	703,672
Prior Year-End Fair Value of Awards Forfeited During Covered Year	—	(110,327)	—	(137,892)	(40,475)
Compensation Actually Paid	7,440,465	7,725,111	6,841,615	7,630,315	8,145,636

Non-PEO NEO Average Total Compensation Amount	$ 2,149,875	2,112,628	1,933,388	1,970,575	1,548,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,133,621	2,286,486	1,990,443	2,185,699	2,097,431
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown above represent the average of the "compensation actually paid" to the Other Named Executive Officers, for each covered year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated the average of the compensation actually paid by making certain required adjustments to the Other Named Executive Officers’ average total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to the Other Named Executive Officers during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	2,149,875	2,112,628	1,933,388	1,970,575	1,548,976

Pension Value from Summary Compensation Table	(1,873)	—	(5,049)	—	(1,193)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(800,236)	(783,256)	(764,274)	(735,002)	(558,740)
Year-End Fair Value of Equity Awards Granted in Covered Year	822,446	810,705	990,712	684,869	539,812
Dividends Paid on Unvested Equity Awards	42,239	43,361	33,933	25,972	26,723
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	(76,073)	30,732	(145,237)	220,521	402,519
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	(2,757)	87,629	(53,030)	37,818	147,854
Prior Year-End Fair Value of Awards Forfeited During Covered Year	—	(15,313)	—	(19,054)	(8,520)
Compensation Actually Paid	2,133,621	2,286,486	1,990,443	2,185,699	2,097,431

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers and our cumulative total shareholder return over the five fiscal years ending December 31, 2025. In addition, the table below shows the relationship between our cumulative total shareholder return and our peer group total shareholder return over that same period.

Compensation Actually Paid vs. Net Income
The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers and our net income over the five fiscal years ending December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure
The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers and our Actual Performance Compared to Budgeted Expectations over the five fiscal years ending December 31, 2025.

Total Shareholder Return Amount	$ 168.00	159.77	124.95	148.86	137.05
Peer Group Total Shareholder Return Amount	224.55	144.74	104.72	94.38	116.82
Net Income (Loss)	$ 641,882	$ 575,867	$ 591,298	$ 579,150	$ 443,079
Company Selected Measure Amount	1.22	1.08	0.83	1.58	1.36
PEO Name	Mr. Green
TSR Measurement Period	5 years	4 years	3 years	2 years	1 year
PEO | Pension Value from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,399)	$ 0	$ 0	$ 0	$ 0
PEO | Grant Date Fair Value of Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,081)	(3,520,010)	(3,400,043)	(3,174,997)	(2,900,022)
PEO | Year-End Fair Value of Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,112,350	3,643,368	4,407,402	2,958,436	2,801,782
PEO | Dividends Paid on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,604	214,032	190,389	166,151	145,416
PEO | Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,087)	219,593	(462,099)	1,177,256	2,248,950
PEO | Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,104	546,045	(381,888)	273,265	703,672
PEO | Prior Year-End Fair Value of Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(110,327)	0	(137,892)	(40,475)
Non-PEO NEO | Pension Value from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,873)	0	(5,049)	0	(1,193)
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,236)	(783,256)	(764,274)	(735,002)	(558,740)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	822,446	810,705	990,712	684,869	539,812
Non-PEO NEO | Dividends Paid on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,239	43,361	33,933	25,972	26,723
Non-PEO NEO | Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,073)	30,732	(145,237)	220,521	402,519
Non-PEO NEO | Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,757)	87,629	(53,030)	37,818	147,854
Non-PEO NEO | Prior Year-End Fair Value of Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (15,313)	$ 0	$ (19,054)	$ (8,520)